SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Summary Of Significant Accounting Policies [Abstract]
Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost
As at June 30, 2023 and December 31, 2022, the geographic analysis of the Group’s non-current assets, excluding deferred tax assets and deferred compensation cost, was as follows:

	As of June 30,	As of December 31,
	2023	2022
Ireland	67,627	66,069
United States	24,553	24,770
Other	168	214
	92,348	91,053

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group into USD from EUR:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2023	0.92	0.92	0.93	0.90	0.95
2022	0.96	0.92	0.88	0.87	0.96